--------------------------------------------------------------------------------

June 30, 2000
--------------------------------------------------------------------------------
Dear Policyholder:

     Your CNA Capital Select(R) Variable Universal Life policy, issued by the Valley Forge Life Insurance Company, one of the CNA companies, was designed to be competitive with some of the best products in the industry -- and it continues to improve. Within the past year, for instance, we have increased our roster of fund managers and added a number of subaccounts (which are also called portfolios) to give you even more flexibility with your investment choices.

     This Semi-Annual Report takes a look at the subaccounts that are represented in our product. It reflects each subaccount's assets and liabilities at June 30, 2000, results of operations for the six month period ending June 30, 2000 and changes in net assets for the six month and twelve month periods ending June 30, 2000 and December 31, 1999, respectively.*

     These subaccounts are managed by widely recognized fund managers:

     S Alliance Capital Management L.P.

     S American Century Investment Management, Inc.

     S Arnhold and S. Bleichroeder Advisors, Inc.

     S Federated Investment Management Company

     S Fidelity Management & Research Company

     S Fred Alger Management, Inc.

     S Janus Capital Corporation

     S Lazard Asset Management

     S Massachusetts Financial Services Company (MFS)

     S Morgan Stanley Asset Management, Inc.

     S Templeton Asset Management LTD.

     S Templeton Investment Counsel, Inc.

     S Van Eck Associates Corporation

     The full list of subaccounts can be found in the Notes to Financial Statements, Note 1, Organization, included within this report.

     If you need additional information, please refer to your prospectus. If you can't find it or need another copy, please contact your CNA representative -- or let us hear from you directly. Thank you, once again, for selecting CNA Capital Select(R) Variable Universal Life as a tool that can provide life insurance protection while it also provides investment choices to help you reach your long-term goals.**
Sincerely,

/s/ Kevin M. Hogan
Kevin M. Hogan
Senior Vice President & Chief Marketing Officer
CNA Investment Products
      *Although a guaranteed-interest option is available in connection with CNA Capital Select(R) Variable Universal Life, financial reports regarding this fixed-interest fund are not included in this report.

     **As with many investment products, performance results will vary, and the cash value of your contract might show an increase or decrease when you withdraw your money. It's important to remember that taxes will be due to the extent that any earnings are withdrawn. And, in certain circumstances, withdrawals prior to age 59 1/2 can result in government-imposed penalties and other charges.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                              FIDELITY
                                                                                               VIP II      FIDELITY     FIDELITY
                                      FEDERATED    FEDERATED    FEDERATED     FIDELITY VIP      ASSET       VIP II       VIP II
                                     PRIME MONEY    UTILITY    HIGH INCOME    EQUITY-INCOME    MANAGER    INDEX 500    CONTRAFUND
     JUNE 30, 2000 (UNAUDITED)         FUND II      FUND II    BOND FUND II     PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value (cost
    noted below):                    $1,087,401    $129,128      $110,852       $614,196      $269,338    $2,021,685   $1,371,588
                                     ----------    --------      --------       --------      --------    ----------   ----------
TOTAL ASSETS                          1,087,401     129,128       110,852        614,196       269,338     2,021,685    1,371,588
                                     ----------    --------      --------       --------      --------    ----------   ----------
LIABILITIES                                   -           -             -              -             -             -            -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                           $1,087,401    $129,128      $110,852       $614,196      $269,338    $2,021,685   $1,371,588
=================================================================================================================================
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost               $1,087,401    $132,288      $121,255       $648,243      $260,185    $2,179,898   $1,361,939
=================================================================================================================================

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                    JANUS                                    JANUS         JANUS         JANUS
                                                    ASPEN          JANUS        JANUS        ASPEN         ASPEN         ASPEN
                                     VAN ECK        SERIES         ASPEN        ASPEN       SERIES        SERIES         SERIES
                                     EMERGING      CAPITAL        SERIES       SERIES      FLEXIBLE    INTERNATIONAL   WORLD WIDE
                                     MARKETS     APPRECIATION     GROWTH      BALANCED      INCOME        GROWTH         GROWTH
     JUNE 30, 2000 (UNAUDITED)         FUND       PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value
    (cost noted below):              $101,365      $412,495      $343,989     $120,642      $1,566       $295,851       $318,883
                                     --------      --------      --------     --------      ------       --------       --------
TOTAL ASSETS                          101,365       412,495       343,989      120,642       1,566        295,851        318,883
                                     --------      --------      --------     --------      ------       --------       --------
LIABILITIES                                 -             -             -            -           -              -              -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                           $101,365      $412,495      $343,989     $120,642      $1,566       $295,851       $318,883
=================================================================================================================================
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost               $ 92,771      $427,622      $350,756     $128,093      $1,572       $313,765       $323,062
=================================================================================================================================

          See accompanying Notes to Financial Statements (Unaudited).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      THE ALGER                   THE ALGER   THE ALGER                             MFS                            FIRST EAGLE
       AMERICAN      THE ALGER    AMERICAN    AMERICAN       MFS                   GROWTH      MFS        MFS         SOGEN
        SMALL         AMERICAN     MIDCAP     LEVERAGED    EMERGING      MFS        WITH     LIMITED     TOTAL      OVERSEAS
    CAPITALIZATION     GROWTH      GROWTH      ALLCAP       GROWTH     RESEARCH    INCOME    MATURITY    RETURN     VARIABLE
      PORTFOLIO      PORTFOLIO    PORTFOLIO   PORTFOLIO     SERIES      SERIES     SERIES     SERIES     SERIES       FUND
------------------------------------------------------------------------------------------------------------------------------
       $530,175      $1,607,799   $687,478       -        $1,222,936   $507,057   $439,317   $72,739    $382,590    $309,397
       --------      ----------   --------    --------    ----------   --------   --------   -------    --------    --------
        530,175       1,607,799    687,478       -         1,222,936    507,057    439,317    72,739     382,590     309,397
       --------      ----------   --------    --------    ----------   --------   --------   -------    --------    --------
         -               -           -           -            -           -          -          -          -           -
------------------------------------------------------------------------------------------------------------------------------
       $530,175      $1,607,799   $687,478       -        $1,222,936   $507,057   $439,317   $72,739    $382,590    $309,397
==============================================================================================================================
       $686,688      $1,603,868   $630,204       -        $1,066,150   $413,711   $420,715   $69,814    $376,010    $276,452
==============================================================================================================================


      VAN ECK
     WORLDWIDE
       HARD
      ASSETS
       FUND
---  ---------
      $28,237
      -------
       28,237
      -------
        -
---
      $28,237
===
      $26,558
===

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 ALLIANCE    AMERICAN               TEMPLETON
     ALLIANCE     GROWTH      CENTURY    AMERICAN   DEVELOPING   TEMPLETON     LAZARD       LAZARD     MORGAN STANLEY
      PREMIER       AND      VP INCOME   CENTURY     MARKETS       ASSET     RETIREMENT   RETIREMENT   INTERNATIONAL
      GROWTH      INCOME     & GROWTH    VP VALUE   SECURITIES   STRATEGY      EQUITY     SMALL CAP        MAGNUM
     PORTFOLIO   PORTFOLIO     FUND        FUND        FUND        FUND      PORTFOLIO    PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
      $27,396     $    41       -           -          -            -           -            -            $    44
      -------     -------     -------    -------     -------      -------     -------      -------        -------
       27,396          41       -           -          -            -           -            -                 44
      -------     -------     -------    -------     -------      -------     -------      -------        -------
        -           -           -           -          -            -           -            -             -
---------------------------------------------------------------------------------------------------------------------
      $27,396     $    41       -           -          -            -           -            -            $    44
=====================================================================================================================
      $29,386     $    41       -           -          -            -           -            -            $    41
=====================================================================================================================


      MORGAN STANLEY
     EMERGING MARKETS
          EQUITY
        PORTFOLIO
---  ----------------
          -
         -------
          -
         -------
          -
---
          -
===
          -
===

          See accompanying Notes to Financial Statements (Unaudited).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                             FIDELITY    FIDELITY
                                                                                                VIP       VIP II     FIDELITY
                                                     FEDERATED    FEDERATED    FEDERATED      EQUITY-      ASSET      VIP II
                                                    PRIME MONEY    UTILITY    HIGH INCOME     INCOME      MANAGER    INDEX 500
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)    FUND II      FUND II    BOND FUND II   PORTFOLIO   PORTFOLIO   PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
Investment income:
    Dividend income                                  $  5,614      $ 3,552      $ 9,300      $ 10,019    $  8,374    $  20,161
                                                     --------      -------      -------      --------    --------    ---------
                                                        5,614        3,552        9,300        10,019       8,374       20,161
                                                     --------      -------      -------      --------    --------    ---------
Expenses:
    Mortality and expense risk charges                  3,992          555          451         2,683       1,209        9,327
    Policy fees/Cost of insurance                      48,273        7,036        6,129        28,574      12,276       95,583
                                                     --------      -------      -------      --------    --------    ---------
                                                       52,265        7,591        6,580        31,257      13,485      104,910
                                                     --------      -------      -------      --------    --------    ---------
      NET INVESTMENT INCOME (LOSS)                    (46,651)      (4,039)       2,720       (21,238)     (5,111)     (84,749)
Investment gains and (losses):
  Net realized gains (losses)                           -             (401)      (1,580)       (1,003)     (1,175)      29,882
  Net unrealized gains (losses)                         -           (3,551)      (8,122)      (25,743)     (9,430)     (98,632)
                                                     --------      -------      -------      --------    --------    ---------
      NET REALIZED AND UNREALIZED INVESTMENT GAINS
        (LOSSES)                                        -           (3,952)      (9,702)      (26,746)    (10,605)     (68,750)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $(46,651)     $(7,991)     $(6,982)     $(47,984)   $(15,716)   $(153,499)
==============================================================================================================================


                                                     FIDELITY
                                                      VIP II
                                                    CONTRAFUND
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)  PORTFOLIO
--------------------------------------------------
Investment income:
    Dividend income                                  $  4,017
                                                     --------
                                                        4,017
                                                     --------
Expenses:
    Mortality and expense risk charges                  5,268
    Policy fees/Cost of insurance                      57,278
                                                     --------
                                                       62,546
                                                     --------
      NET INVESTMENT INCOME (LOSS)                    (58,529)
Investment gains and (losses):
  Net realized gains (losses)                             215
  Net unrealized gains (losses)                       550,630
                                                     --------
      NET REALIZED AND UNREALIZED INVESTMENT GAINS
        (LOSSES)                                      550,845
--------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $492,316
==================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                  JANUS                                 JANUS         JANUS
                                                                  ASPEN         JANUS       JANUS       ASPEN         ASPEN
                                                    VAN ECK       SERIES        ASPEN       ASPEN      SERIES        SERIES
                                                    EMERGING     CAPITAL       SERIES      SERIES     FLEXIBLE    INTERNATIONAL
                                                    MARKETS    APPRECIATION    GROWTH     BALANCED     INCOME        GROWTH
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)    FUND      PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
    Dividend income                                    -         $  1,361     $ 13,156     $ 7,645      $  67       $    727
                                                    --------     --------     --------     -------      -----       --------
                                                       -            1,361       13,156       7,645         67            727
                                                    --------     --------     --------     -------      -----       --------
Expenses:
    Mortality and expense risk charges              $    408        1,669        1,247         327          7            880
    Policy fees/Cost of insurance                      4,815       16,541       11,369       3,097        438          7,104
                                                    --------     --------     --------     -------      -----       --------
                                                       5,223       18,210       12,616       3,424        445          7,984
                                                    --------     --------     --------     -------      -----       --------
      NET INVESTMENT INCOME (LOSS)                    (5,223)     (16,849)         540       4,221       (378)        (7,257)
Investment gains and (losses):
  Net realized gains (losses)                          2,974       44,668       14,362         456        (47)        10,878
  Net unrealized gains (losses)                      (16,380)     (54,386)     (23,080)     (8,491)        (7)       (22,783)
                                                    --------     --------     --------     -------      -----       --------
      NET REALIZED AND UNREALIZED INVESTMENT GAINS
        (LOSSES)                                     (13,406)      (9,718)      (8,718)     (8,035)       (54)       (11,905)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                   $(18,629)    $(26,567)    $ (8,178)    $(3,814)     $(432)      $(19,162)
===============================================================================================================================

                                                      JANUS
                                                      ASPEN
                                                      SERIES
                                                    WORLD WIDE
                                                      GROWTH
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)  PORTFOLIO
--------------------------------------------------
Investment income:
    Dividend income                                  $  4,385
                                                     --------
                                                        4,385
                                                     --------
Expenses:
    Mortality and expense risk charges                    986
    Policy fees/Cost of insurance                       9,529
                                                     --------
                                                       10,515
                                                     --------
      NET INVESTMENT INCOME (LOSS)                     (6,130)
Investment gains and (losses):
  Net realized gains (losses)                          17,820
  Net unrealized gains (losses)                       (21,974)
                                                     --------
      NET REALIZED AND UNREALIZED INVESTMENT GAINS
        (LOSSES)                                       (4,154)
--------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $(10,284)
==================================================

          See accompanying Notes to Financial Statements (Unaudited).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      THE ALGER                  THE ALGER   THE ALGER                           MFS                           FIRST EAGLE
       AMERICAN      THE ALGER   AMERICAN    AMERICAN      MFS                  GROWTH      MFS        MFS        SOGEN
        SMALL        AMERICAN     MIDCAP     LEVERAGED   EMERGING     MFS        WITH     LIMITED     TOTAL     OVERSEAS
    CAPITALIZATION    GROWTH      GROWTH      ALLCAP      GROWTH    RESEARCH    INCOME    MATURITY   RETURN     VARIABLE
      PORTFOLIO      PORTFOLIO   PORTFOLIO   PORTFOLIO    SERIES     SERIES     SERIES     SERIES    SERIES       FUND
--------------------------------------------------------------------------------------------------------------------------
         -               -          -           -           -       $    167   $  2,022      -       $ 9,305       -
      ---------      ---------   --------     -------    --------   --------   --------   -------    -------    --------
         -               -          -           -           -            167      2,022      -         9,305       -
      ---------      ---------   --------     -------    --------   --------   --------   -------    -------    --------
      $   1,792      $   6,729   $  2,480       -        $  4,868      2,031      2,047   $   303      1,641    $  1,262
         17,061         73,970     21,882       -          48,181     22,731     23,279     4,060     16,482      15,006
      ---------      ---------   --------     -------    --------   --------   --------   -------    -------    --------
         18,853         80,699     24,362       -          53,049     24,762     25,326     4,363     18,123      16,268
      ---------      ---------   --------     -------    --------   --------   --------   -------    -------    --------
        (18,853)       (80,699)   (24,362)      -         (53,049)   (24,595)   (23,304)   (4,363)    (8,818)    (16,268)
        165,344        216,641     81,414       -          36,795     11,847     15,976      (877)    (2,754)     25,590
       (194,217)      (162,028)    (8,935)      -         (72,462)    15,616    (16,699)    7,298     15,577      (7,856)
      ---------      ---------   --------     -------    --------   --------   --------   -------    -------    --------
        (28,873)        54,613     72,479       -         (35,667)    27,463       (723)    6,421     12,823      17,734
--------------------------------------------------------------------------------------------------------------------------
      $ (47,726)     $ (26,086)  $ 48,117       -        $(88,716)  $  2,868   $(24,027)  $ 2,058    $ 4,005    $  1,466
==========================================================================================================================

      VAN ECK
     WORLDWIDE
       HARD
      ASSETS
       FUND
---
      $   259
      -------
          259
      -------
          115
        1,399
      -------
        1,514
      -------
       (1,255)
          215
          653
      -------
          868
---
      $  (387)
===

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 ALLIANCE    AMERICAN               TEMPLETON
     ALLIANCE     GROWTH      CENTURY    AMERICAN   DEVELOPING   TEMPLETON     LAZARD       LAZARD     MORGAN STANLEY
      PREMIER       AND      VP INCOME   CENTURY     MARKETS       ASSET     RETIREMENT   RETIREMENT   INTERNATIONAL
      GROWTH      INCOME     & GROWTH    VP VALUE   SECURITIES   STRATEGY      EQUITY     SMALL CAP        MAGNUM
     PORTFOLIO   PORTFOLIO     FUND        FUND        FUND        FUND      PORTFOLIO    PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
      $ 1,414       -           -           -          -            -           -            -              -
      -------     -------     -------    -------     -------      -------     -------      -------        --------
        1,414       -           -           -          -            -           -            -              -
      -------     -------     -------    -------     -------      -------     -------      -------        --------
           17       -           -           -          -            -           -            -              -
          138     $     6       -           -          -            -           -            -            $      6
      -------     -------     -------    -------     -------      -------     -------      -------        --------
          155           6       -           -          -            -           -            -                   6
      -------     -------     -------    -------     -------      -------     -------      -------        --------
        1,259          (6)      -           -          -            -           -            -                  (6)
           (8)      -           -           -          -            -           -            -              -
       (1,990)      -           -           -          -            -           -            -                   3
      -------     -------     -------    -------     -------      -------     -------      -------        --------
       (1,998)      -           -           -          -            -           -            -                   3
---------------------------------------------------------------------------------------------------------------------
      $  (739)    $    (6)      -           -          -            -           -            -            $     (3)
=====================================================================================================================


      MORGAN STANLEY
     EMERGING MARKETS
     EQUITY PORTFOLIO
---
          -
         -------
          -
         -------
          -
          -
         -------
          -
         -------
          -
          -
          -
         -------
          -
---
          -
===

          See accompanying Notes to Financial Statements (Unaudited).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                            FIDELITY
                                                                                                             VIP II      FIDELITY
                                                    FEDERATED    FEDERATED    FEDERATED     FIDELITY VIP      ASSET       VIP II
                                                   PRIME MONEY    UTILITY    HIGH INCOME    EQUITY-INCOME    MANAGER    INDEX 500
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)   FUND II      FUND II    BOND FUND II     PORTFOLIO     PORTFOLIO   PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                      $  (46,651)   $ (4,039)     $  2,720       $(21,238)     $ (5,111)   $  (84,749)
 Net realized and unrealized investment gains
   (losses)                                            -           (3,952)       (9,702)       (26,746)      (10,605)      (68,750)
                                                   ----------    --------      --------       --------      --------    ----------
   Change in net assets resulting from operations     (46,651)     (7,991)       (6,982)       (47,984)      (15,716)     (153,499)
                                                   ----------    --------      --------       --------      --------    ----------
From capital transactions:
 Net premiums/deposits                                803,298      20,986        25,475        106,590        18,055       191,511
 Surrenders and withdrawals                           (39,676)     (3,221)         (301)        (5,265)       (2,291)      (16,711)
 Transfers in (out of) subaccounts, net -- Note 1    (940,542)     (3,490)      (14,652)       (54,621)        3,280       180,734
                                                   ----------    --------      --------       --------      --------    ----------
   Change in net assets resulting from capital
     transactions                                    (176,920)     14,275        10,522         46,704        19,044       355,534
                                                   ----------    --------      --------       --------      --------    ----------
Increase in net assets                               (223,571)      6,284         3,540         (1,280)        3,328       202,035
Net assets at beginning of period                   1,310,972     122,844       107,312        615,476       266,010     1,819,650
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                        $1,087,401    $129,128      $110,852       $614,196      $269,338    $2,021,685
==================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD          $     1.00    $  13.49      $   9.12       $  22.91      $  16.54    $   163.91
==================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD                  1,087,401       9,572        12,155         26,809        16,284        12,334
==================================================================================================================================

FOR THE YEAR ENDED DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                      $  (48,088)   $ (6,258)     $ (7,544)      $(38,560)     $ (9,141)   $ (136,819)
 Net realized and unrealized investment gains
   (losses)                                            -           (2,615)       (5,430)       (17,729)       18,456       (36,171)
                                                   ----------    --------      --------       --------      --------    ----------
   Change in net assets resulting from operations     (48,088)     (8,873)      (12,974)       (56,289)        9,315      (172,990)
                                                   ----------    --------      --------       --------      --------    ----------
From capital transactions:
 Net premiums/deposits                              1,215,907      85,733        78,714        410,539       148,962     1,212,597
 Surrenders and withdrawals                            (1,542)         19          (941)         1,122          (523)       (9,452)
 Transfers in (out of) subaccounts, net -- Note 1    (702,832)     (3,776)      (22,988)       (39,350)       22,540       369,492
                                                   ----------    --------      --------       --------      --------    ----------
   Change in net assets resulting from capital
     transactions                                     511,533      81,976        54,785        372,311       170,979     1,572,637
                                                   ----------    --------      --------       --------      --------    ----------
Increase (decrease) in net assets                     463,445      73,103        41,811        316,022       180,294     1,399,647
Net assets at beginning of period                     847,527      49,741        65,501        299,454        85,716       420,003
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                        $1,310,972    $122,844      $107,312       $615,476      $266,010    $1,819,650
==================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD          $     1.00    $  14.35      $  10.24       $  25.71      $  18.67    $   167.41
==================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD                  1,310,972       8,561        10,480         23,939        14,248        10,869
==================================================================================================================================


                                                     FIDELITY
                                                      VIP II
                                                    CONTRAFUND
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)  PORTFOLIO
--------------------------------------------------  ----------
From operations:
 Net investment income (loss)                       $  (58,529)
 Net realized and unrealized investment gains
   (losses)                                            550,845
                                                    ----------
   Change in net assets resulting from operations      492,316
                                                    ----------
From capital transactions:
 Net premiums/deposits                                 263,511
 Surrenders and withdrawals                            (11,183)
 Transfers in (out of) subaccounts, net -- Note 1       87,208
                                                    ----------
   Change in net assets resulting from capital
     transactions                                      339,536
                                                    ----------
Increase in net assets                                 831,852
Net assets at beginning of period                      539,736
--------------------------------------------------
NET ASSETS AT END OF PERIOD                         $1,371,588
==================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD           $    25.09
==================================================
UNITS OUTSTANDING AT END OF PERIOD                      54,667
==================================================
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------
From operations:
 Net investment income (loss)                       $  (67,506)
 Net realized and unrealized investment gains
   (losses)                                           (442,146)
                                                    ----------
   Change in net assets resulting from operations     (509,652)
                                                    ----------
From capital transactions:
 Net premiums/deposits                                 672,068
 Surrenders and withdrawals                             (3,707)
 Transfers in (out of) subaccounts, net -- Note 1       53,687
                                                    ----------
   Change in net assets resulting from capital
     transactions                                      722,048
                                                    ----------
Increase (decrease) in net assets                      212,396
Net assets at beginning of period                      327,340
--------------------------------------------------
NET ASSETS AT END OF PERIOD                         $  539,736
==================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD           $    29.15
==================================================
UNITS OUTSTANDING AT END OF PERIOD                      18,516
==================================================

          See accompanying Notes to Financial Statements (Unaudited).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      THE ALGER                   THE ALGER   THE ALGER
       AMERICAN      THE ALGER    AMERICAN    AMERICAN       MFS
        SMALL         AMERICAN     MIDCAP     LEVERAGED    EMERGING      MFS
    CAPITALIZATION     GROWTH      GROWTH      ALLCAP       GROWTH     RESEARCH
      PORTFOLIO      PORTFOLIO    PORTFOLIO   PORTFOLIO     SERIES      SERIES
-------------------------------------------------------------------------------
       $(18,853)     $  (80,699)  $(24,362)      -        $  (53,049)  $(24,595)
        (28,873)         54,613     72,479       -           (35,667)   27,463
       --------      ----------   --------     ------     ----------   --------
        (47,726)        (26,086)    48,117       -           (88,716)    2,868
       --------      ----------   --------     ------     ----------   --------
        155,284         308,465    107,949       -           270,460   102,274
         (6,474)         (8,465)      (912)      -            (4,723)   (4,940)
        137,635         (25,935)    78,215       -           130,529   (19,423)
       --------      ----------   --------     ------     ----------   --------
        286,445         274,065    185,252       -           396,266    77,911
       --------      ----------   --------     ------     ----------   --------
        238,719         247,979    233,369       -           307,550    80,779
        291,456       1,359,820    454,109       -           915,386   426,278
-------------------------------------------------------------------------------
       $530,175      $1,607,799   $687,478       -        $1,222,936   $507,057
===============================================================================
       $  32.26      $    57.40   $  32.15     $50.06     $    35.05   $ 23.24
===============================================================================
         16,434          28,010     21,383       -            34,891    21,818
===============================================================================

-------------------------------------------------------------------------------
       $ (6,147)     $  (35,121)  $  6,124       -        $  (63,005)  $(37,252)
         50,968         200,533     53,030       -           212,299    69,228
       --------      ----------   --------     ------     ----------   --------
         44,821         165,412     59,154       -           149,294    31,976
       --------      ----------   --------     ------     ----------   --------
        149,226         813,146    190,974       -           344,008   187,325
         (1,485)        (25,742)      (972)      -            (3,708)   (1,274)
        (32,320)        126,761     36,116       -           139,533     2,955
       --------      ----------   --------     ------     ----------   --------
        115,421         914,165    226,118       -           479,833   189,006
       --------      ----------   --------     ------     ----------   --------
        160,242       1,079,577    285,272       -           629,127   220,982
        131,214         280,243    168,837       -           286,259   205,296
-------------------------------------------------------------------------------
       $291,456      $1,359,820   $454,109       -        $  915,386   $426,278
===============================================================================
       $  55.15      $    64.38   $  32.23       -        $    37.94   $ 23.34
===============================================================================
          5,285          21,122     14,090       -            24,127    18,264
===============================================================================

       MFS                            FIRST EAGLE    VAN ECK
      GROWTH      MFS        MFS         SOGEN      WORLDWIDE   VAN ECK
       WITH     LIMITED     TOTAL      OVERSEAS       HARD      EMERGING
      INCOME    MATURITY    RETURN     VARIABLE      ASSETS     MARKETS
      SERIES     SERIES     SERIES       FUND         FUND        FUND
---  -------------------------------------------------------------------
     $(23,304)  $(4,363)   $ (8,818)   $(16,268)     $(1,255)   $ (5,223)
         (723)    6,421      12,823      17,734          868     (13,406)
     --------   --------   --------    --------      -------    --------
      (24,027)    2,058       4,005       1,466         (387)    (18,629)
     --------   --------   --------    --------      -------    --------
       65,478     8,196      37,552      47,176        5,531      20,920
      (20,191)      (60)     (1,221)     (3,709)         (83)       (282)
      (83,812)  (10,964)        641     (24,271)        (189)     13,548
     --------   --------   --------    --------      -------    --------
      (38,525)   (2,828)     36,972      19,196        5,259      34,186
     --------   --------   --------    --------      -------    --------
      (62,552)     (770)     40,977      20,662        4,872      15,557
      501,869    73,509     341,613     288,735       23,365      85,808
---
     $439,317   $72,739    $382,590    $309,397      $28,237    $101,365
===
     $  21.15   $ 10.04    $  17.33    $  15.05      $ 11.26    $  12.49
===
       20,771     7,245      22,077      20,558        2,508       8,116
===
---
     $(40,340)  $(5,074)   $(16,970)   $(29,883)     $(2,386)   $ (6,313)
       24,226    (3,334)    (10,189)     81,023        2,599      32,277
     --------   --------   --------    --------      -------    --------
      (16,114)   (8,408)    (27,159)     51,140          213      25,964
     --------   --------   --------    --------      -------    --------
      301,314    42,954     243,333      94,031       14,568      40,337
       (2,829)     (315)       (547)      2,448          (75)     (1,098)
        8,922   (14,192)     (2,322)      6,797       (1,744)      1,766
     --------   --------   --------    --------      -------    --------
      307,407    28,447     240,464     103,276       12,749      41,005
     --------   --------   --------    --------      -------    --------
      291,293    20,039     213,305     154,416       12,962      66,969
      210,576    53,470     128,308     134,319       10,403      18,839
---
     $501,869   $73,509    $341,613    $288,735      $23,365    $ 85,808
===
     $  21.31   $  9.81    $  17.75    $  14.18      $ 10.96    $  14.26
===
       23,551     7,493      19,245      20,362        2,132       6,017
===

          See accompanying Notes to Financial Statements (Unaudited).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                       JANUS                                 JANUS                       JANUS
                                                       ASPEN         JANUS       JANUS       ASPEN         JANUS         ASPEN
                                                       SERIES        ASPEN       ASPEN      SERIES     ASPEN SERIES      SERIES
                                                      CAPITAL       SERIES      SERIES     FLEXIBLE    INTERNATIONAL   WORLD WIDE
                                                    APPRECIATION    GROWTH     BALANCED     INCOME        GROWTH         GROWTH
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)   PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                         $(16,849)    $    540    $  4,221     $ (378)      $ (7,257)      $ (6,130)
 Net realized and unrealized investment gains
   (losses)                                             (9,718)      (8,718)     (8,035)       (54)       (11,905)        (4,154)
                                                      --------     --------    --------     ------       --------       --------
   Change in net assets resulting from operations      (26,567)      (8,178)     (3,814)      (432)       (19,162)       (10,284)
                                                      --------     --------    --------     ------       --------       --------
From capital transactions:
 Net premiums/deposits                                 134,513      136,074      50,775      1,782        111,585        120,611
 Surrenders and withdrawals                             -             -           -           -            -               -
 Transfers in (out of) subaccounts, net -- Note 1       72,895       97,242      61,539       -           172,038        113,560
                                                      --------     --------    --------     ------       --------       --------
   Change in net assets resulting from capital
     transactions                                      207,408      233,316     112,314      1,782        283,623        234,171
                                                      --------     --------    --------     ------       --------       --------
Increase in net assets                                 180,841      225,138     108,500      1,350        264,461        223,887
Net assets at beginning of period                      231,654      118,851      12,142        216         31,390         94,996
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                           $412,495     $343,989    $120,642     $1,566       $295,851       $318,883
=================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD             $  31.73     $  32.89    $  26.32     $11.25       $  39.69       $  48.03
=================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD                      13,000       10,459       4,584        139          7,454          6,639
=================================================================================================================================

FOR THE YEAR ENDED DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                         $ (1,783)    $   (817)   $   (149)    $  (38)      $   (351)      $   (808)
 Net realized and unrealized investment gains
   (losses)                                             62,640       16,076       1,051          1         15,876         29,492
                                                      --------     --------    --------     ------       --------       --------
   Change in net assets resulting from operations       60,857       15,259         902        (37)        15,525         28,684
                                                      --------     --------    --------     ------       --------       --------
From capital transactions:
 Net premiums/deposits                                 170,800      103,592      11,240        253         15,865         66,312
 Surrenders and withdrawals                             -             -           -           -            -               -
 Transfers in (out of) subaccounts, net -- Note 1           (3)       -           -           -            -               -
                                                      --------     --------    --------     ------       --------       --------
   Change in net assets resulting from capital
     transactions                                      170,797      103,592      11,240        253         15,865         66,312
                                                      --------     --------    --------     ------       --------       --------
Increase (decrease) in net assets                      231,654      118,851      12,142        216         31,390         94,996
Net assets at beginning of period                       -             -           -           -            -               -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                           $231,654     $118,851    $ 12,142     $  216       $ 31,390       $ 94,996
=================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD             $  33.17     $  33.65    $  27.92     $11.42       $  38.67       $  47.75
=================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD                       6,984        3,532         435         19            812          1,989
=================================================================================================================================

          See accompanying Notes to Financial Statements (Unaudited).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                ALLIANCE    AMERICAN               TEMPLETON
    ALLIANCE     GROWTH      CENTURY    AMERICAN   DEVELOPING   TEMPLETON     LAZARD       LAZARD     MORGAN STANLEY
     PREMIER       AND      VP INCOME   CENTURY     MARKETS       ASSET     RETIREMENT   RETIREMENT   INTERNATIONAL
     GROWTH      INCOME     & GROWTH    VP VALUE   SECURITIES   STRATEGY      EQUITY     SMALL CAP        MAGNUM
    PORTFOLIO   PORTFOLIO     FUND        FUND        FUND        FUND      PORTFOLIO    PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
     $ 1,259     $   (6)       -          -           -            -           -            -             $   (6)
      (1,998)      -           -          -           -            -           -            -                  3
     -------     ------       -----      -----       -----       ------       ------       ------         ------
        (739)        (6)       -          -           -            -           -            -                 (3)
     -------     ------       -----      -----       -----       ------       ------       ------         ------
          47         47        -          -           -            -           -            -                 47
       -           -           -          -           -            -           -            -             -
      28,088       -           -          -           -            -           -            -             -
     -------     ------       -----      -----       -----       ------       ------       ------         ------
      28,135         47        -          -           -            -           -            -                 47
     -------     ------       -----      -----       -----       ------       ------       ------         ------
      27,396         41        -          -           -            -           -            -                 44
       -           -           -          -           -            -           -            -             -
--------------------------------------------------------------------------------------------------------------------
     $27,396     $   41        -          -           -            -           -            -             $   44
====================================================================================================================
     $ 39.50     $21.30       $7.67      $5.42       $6.37       $19.57       $11.47       $10.78         $13.45
====================================================================================================================
         694          2        -          -           -            -           -            -                  3
====================================================================================================================


      MORGAN STANLEY
     EMERGING MARKETS
     EQUITY PORTFOLIO
---  ----------------
          -
          -
          ------
          -
          ------
          -
          -
          -
          ------
          -
          ------
          -
          -
          ---
          -
          ===
          $13.18
          ===
          -
          ===

          See accompanying Notes to Financial Statements (Unaudited).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                          JUNE 30, 2000 -- (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              NOTE 1. ORGANIZATION
--------------------------------------------------------------------------------

     Valley Forge Life Insurance Company Variable Life Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a separate account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operation on February 24, 1997. The assets of the Variable Account are segregated from VFL's general account and its other separate accounts. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 87% of the outstanding common stock of CNA.
     VFL sells a wide range of life insurance products, including the Capital Select variable life policy ('Policy"). Under the terms of the Policy, policyowners select where the net premium payments of the Policy are invested. The policyowner may choose to invest in either the Variable Account, the fixed account ("Fixed Account") or both the Variable Account and the Fixed Account. Policyholders who invest in the Variable Account are hereinafter referred to as the contractholder.
     The Variable Account currently offers 35* subaccounts each of which invests in shares of corresponding fund ("Fund"), in which the contractholders bear all of the investment risk. Each Fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by an investment advisor ("Investment Advisor") which is registered with the Securities and Exchange Commission. The Investment Advisors and subaccounts are identified here.

------------------------------------------------------------
INVESTMENT ADVISOR:
  FUND/SUBACCOUNT
------------------------------------------------------------
FEDERATED INVESTMENT MANAGEMENT COMPANY:
  Federated Prime Money Fund II
  Federated Utility Fund II
  Federated High Income Bond Fund II
FIDELITY MANAGEMENT & RESEARCH COMPANY
  Fidelity Equity-Income Portfolio V.I.P.
  Fidelity Asset Manager Portfolio V.I.P. II
  Fidelity Index 500 Portfolio V.I.P. II
  Fidelity Contrafund(R) Portfolio V.I.P. II
FRED ALGER MANAGEMENT, INC.:
  Alger American Small Capitalization Portfolio
  Alger American Growth Portfolio
  Alger American MidCap Growth Portfolio
  Alger American Leveraged AllCap Portfolio
MASSACHUSETTS FINANCIAL SERVICES COMPANY:
  MFS Emerging Growth Series
  MFS Research Series
  MFS Growth With Income Series
  MFS Limited Maturity Series (Closed to new investments)
  MFS Total Return Series
ARNHOLD AND S. BLEICHROEDER ADVISORS, INC.:
  First Eagle SoGen Overseas Variable Fund
VAN ECK ASSOCIATES CORPORATION:
  Van Eck Worldwide Hard Assets Fund
  Van Eck Worldwide Emerging Markets Fund
------------------------------------------------------------
INVESTMENT ADVISOR:
  FUND/SUBACCOUNT
------------------------------------------------------------
JANUS CAPITAL CORPORATION:
  Janus Aspen Series Capital Appreciation Portfolio
  Janus Aspen Series Growth Portfolio
  Janus Aspen Series Balanced Portfolio
  Janus Aspen Series Flexible Income Portfolio
  Janus Aspen Series International Growth Portfolio
  Janus Aspen Series Worldwide Growth Portfolio
ALLIANCE CAPITAL MANAGEMENT L.P.:
  Alliance Premier Growth Portfolio
  Alliance Growth and Income Portfolio
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.:
  American Century VP Income & Growth Fund
  American Century VP Value Fund
TEMPLETON ASSET MANAGEMENT LTD.:
  Templeton Developing Markets Securities Fund
TEMPLETON INVESTMENT COUNSEL, INC.:
  Templeton Asset Strategy Fund
LAZARD ASSET MANAGEMENT:
  Lazard Retirement Equity Portfolio
  Lazard Retirement Small Cap Portfolio
MORGAN STANLEY ASSET MANAGEMENT INC.:
  Morgan Stanley International Magnum Portfolio
  Morgan Stanley Emerging Markets Equity Portfolio

     *The MFS Limited Maturity Series subaccount is no longer available for new allocations as of May 1, 1999.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                          JUNE 30, 2000 -- (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        NOTE 1. ORGANIZATION (CONTINUED)
--------------------------------------------------------------------------------
     The Fixed Account is part of the general account of VFL and is an investment option available to contractholders. The Fixed Account has not been registered under the Securities Act of 1933 nor has the Fixed Account been registered as an investment company under the Investment Company Act of 1940. The accompanying financial statements do not reflect amounts invested in the Fixed Account.

     The assets of the Variable Account are segregated from VFL's general account and other separate accounts. The contractholder (before the maturity date, while the contractholder is still living or the policy is in force), may transfer all or part of any subaccount value to another subaccount(s) or to the Fixed Account, or transfer all or part of amounts in the Fixed Account to any subaccount(s).
--------------------------------------------------------------------------------

               NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

     VALUATION OF INVESTMENTS -- Investments in the Variable Account consist of shares of the Funds and are stated at fair value based on quoted market prices. Changes in the difference between market value and cost are reflected as net unrealized gains (losses) in the accompanying financial statements.

     INVESTMENT INCOME -- Investment income consists of dividends declared by the Funds and are recognized on the date of record.

     REALIZED GAINS AND LOSSES -- Realized investment gains and losses represent the difference between the proceeds from sales of shares of the Funds held by the Variable Account and the cost of such shares, which are determined using the first-in first-out cost method.

     FEDERAL INCOME TAXES -- Net investment income and realized gains and losses on investments of the Variable Account are taxable to contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded in the accompanying financial statements.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the opinion of Variable Account's management, these statements include all adjustments, consisting of normal recurring accruals, which are necessary for the fair presentation of the financial position, results of operations and changes in net assets in the accompanying financial statements.
--------------------------------------------------------------------------------

                         NOTE 3. CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

     Monthly deductions are made from each contractholder's account under the terms of the Policy to compensate VFL for certain administration expenses. The policy fee is $6 per month. In addition, in the first year of a policy another $20 per month is deducted. Furthermore, in the event of an increase to the death benefit of the Policy, an additional fee of $10 per month is deducted for the twelve months subsequent to the death benefit increase. A deduction is also made for the cost of insurance and any charges for supplemental riders. The cost of insurance

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                          JUNE 30, 2000 -- (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                   NOTE 3. CHARGES AND DEDUCTIONS (CONTINUED)
--------------------------------------------------------------------------------
charge is based on the sex, attained age, issue age, risk class, and number of years that the policy or increment of specified amount has been in force. All of the foregoing charges are deducted from the contractholder's investment in the Fixed Account and the subaccounts of the Variable Account in proportion to the contractholder's investments in such accounts.

     VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the policy. The daily charge is equal to an annual rate of 0.90% of the net assets of the Variable Account during the first 10 policy years and an annual rate of 0.45% of the net assets of the Variable Account during policy years 11 and thereafter.

     VFL deducts an amount equal to 3.5% from each premium payment (deposit) made by the contractholder to cover federal tax liabilities and state and local premium taxes. An additional deduction for sales charges is made from premium payments (deposits). Such deduction is made under the terms of the Policy and ranges from 2% to 4% of the premium payments (deposits). Net premiums after these deductions are invested in the mutual funds.

     VFL permits 12 transfers between and among the subaccounts (one of which can be applied to the Fixed Account) per policy year without an assessment of a fee. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred.
--------------------------------------------------------------------------------

                      NOTE 4. DIVERSIFICATION REQUIREMENTS
--------------------------------------------------------------------------------

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in the regulations issued by the Secretary of the Treasury. VFL believes, based on the prospectus of each of the Funds that the Variable Account participates in, that the mutual funds satisfy the diversification requirement of the regulations.
--------------------------------------------------------------------------------

                              NOTE 5. OTHER EVENTS
--------------------------------------------------------------------------------

     On March 8, 2000, CNA announced that it was exploring the sale of the individual life insurance and reinsurance businesses. On August 8, 2000, CNA announced that it had completed exploring the sale of the individual life insurance and life reinsurance businesses and that it would retain the individual life, long term care and retirement services businesses. CNA announced that it would continue to explore the separate sale of its life reinsurance business. The sale of the life reinsurance business is not expected to have any impact on results of operations or equity of the Variable Life Separate Account or those of Valley Forge Life Insurance Company.

--------------------------------------------------------------------------------

                             CNA CAPITAL SELECT(R)
                            Variable Universal Life
                               SEMI-ANNUAL REPORT






                                   [PICTURE]





                              Dated June 30, 2000

                           Issued by the Valley Forge
                             Life Insurance Company,
                            one of the CNA companies



                                   [CNA LOGO]

The principal underwriter of this product is CNA Investor Services, Inc., a registered broker-dealer and member of the National Association of Securities Dealers. CNA Investor Services, Inc., is an affiliate of CNA Financial Corporation. CNA life insurance products are issued by Valley Forge Life Insurance Company, one of the CNA companies.

CNA is a registered service mark of CNA Financial Corporation. The policy form number for this product is: V100-1132-A Series and V100-1133-A Series. CNA Capital Select Variable Universal Life is not available in all states.


Mailing Addresses:
CNA Insurance Companies
Variable Support Center
P.O. Box 305153
Nashville, TN  37230-5153

CNA Insurance Companies
Variable Support Center
100 CNA Drive
Nashville, TN  37214-3439
www.CNAvariable.com


[CNA LOGO]
AG-139082-B                         8/00            Printed in USA